March 19, 2008

VIA EDGAR

Ms. Ellen Sazzman

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	ING Strategic Allocation Portfolios, Inc.

(File Nos. 033-88334; 811-08934)

Dear Ms. Sazzman:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 31 (“Amendment”) to the Registration Statement of ING Strategic Allocation Portfolios, Inc. (“Registrant”). This Amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933 (“1933 Act”), as amended, for the purpose of extending the effective date of Post-Effective Amendment No. 28 from March 20, 2008 to March 31, 2008 for the Registrant’s Strategic Allocation Portfolios (namely ING VP Strategic Allocation Conservative Portfolio, ING VP Strategic Allocation Growth Portfolio and ING VP Strategic Allocation Moderate Portfolio).

Should you have any questions concerning the attached filing, please contact the undersigned at 480-477-2278 or Paul Caldarelli at 480-477-2649.

Regards,

/s/ Christopher C. Okoroegbe

Christopher C. Okoroegbe, Esq.
Counsel
ING U.S. Legal Services

Attachment

cc:	Phillip Newman

Goodwin Procter LLP

7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258-2034	Tel: 480-477-3000 Fax: 480-477-2700 www.ingfunds.com